Description of Business (Details)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2014 USD ($)
Description of Business [Line Items]
Number of Operating Segments	2
Number of Businesses Acquired		10
Percentage Of Joint Venture Owned By Minority	35.00%	35.00%	35.00%
Management Services Management Fee Percentage	120.00%	120.00%	120.00%
Management Service Agreement Term	3 years
Amount Less The Aggregate Sum Of Net Profit Received From Agreement For Purchase Of Network	$ 6,500,000		$ 6,500,000
Sum Of Net Profit Received Since Beginning Of Management Arrangement	$ 1,100,000		637,786
Gross Revenues From Urgent And Primary Care			$ 40,000,000
Georgia [Member]
Description of Business [Line Items]
Number of Businesses Acquired		3
Florida [Member]
Description of Business [Line Items]
Number of Businesses Acquired		2
Alabama [Member]
Description of Business [Line Items]
Number of Businesses Acquired		3
Virginia [Member]
Description of Business [Line Items]
Number of Businesses Acquired		2